Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenue		$ 4,169,039	$ 4,086,669	$ 3,974,837
Operating expenses:
Cost of revenue		2,755,563	2,653,172	2,595,276
Research and development		282,042	273,936	276,615
Selling, general and administrative		458,539	492,457	481,093
Amortization of purchased intangible assets and other		78,137	97,358	108,489
Non-recurring charges				85,057
Total operating expenses		3,574,281	3,516,923	3,546,530
Operating income		594,758	569,746	428,307
Interest and other expense, net		11,436	1,859	6,766
Income before income taxes		583,322	567,887	421,541
Income taxes		85,482	88,441	67,145
Net income	[1]	$ 497,840	$ 479,446	$ 354,396
Basic earnings per share		$ 3.73	$ 3.49	$ 2.49
Diluted earnings per share		$ 3.71	$ 3.47	$ 2.47

[1]	In fiscal years 2020, 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.